Disclosure - Deposits - Breakdown of security deposits and maintenance reserves (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of security deposits and maintenance reserves [Line Items]
Deposits	R$ 2,293,495	R$ 2,539,561	R$ 1,964,419
Provision for loss	278,352	446,342
Security deposits and maintenance reserves excluding impairment loss [Member]
Disclosure of security deposits and maintenance reserves [Line Items]
Deposits	2,571,847	2,985,903
Security deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Deposits	418,537	374,960	319,530
Security deposits | Security deposits and maintenance reserves excluding impairment loss [Member]
Disclosure of security deposits and maintenance reserves [Line Items]
Deposits	418,537	374,960
Maintenance reserve deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Deposits	1,874,958	2,164,601	R$ 1,644,889
Maintenance reserve deposits | Security deposits and maintenance reserves excluding impairment loss [Member]
Disclosure of security deposits and maintenance reserves [Line Items]
Deposits	R$ 2,153,310	R$ 2,610,943